Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

NOTE 5 - OTHER CURRENT LIABILITIES

	As of December 31,
	2019	2018
Accrued payroll and related taxes	$172,648	$111,076
Provision for vacation	36,819	12,807
Accrued expenses	590,158	87,552
	$799,625	$211,435